        As filed with the Securities and Exchange Commission on December 5, 2011

                                            1933 Act Registration No. 033-70742

                                            1940 Act Registration No. 811-08090
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 120 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 122 /X/

                   LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                           Daniel R. Hayes, President
                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (260) 455-2000

                            Jill R. Whitelaw,Esquire
                            Lincoln Financial Group
                           150 N. Radnor-Chester Road
                                Radnor, PA 19087

                    (Name and Address of Agent for Service)

                        Copies of all communications to:

                         Robert A. Robertson, Esquire
                                  Dechert, LLP
                          2010 Main Street, Suite 500
                               Irvine, CA 92614

                          Fiscal Year-end: December 31

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)

/ /  on, pursuant to paragraph (b)

/ /  60 days after filing pursuant to paragraph (a)(1)

/ /  on _______________ pursuant to paragraph (a)(1)

/ X /  75 days after filing pursuant to paragraph (a)(2)

/ /  on _______________ pursuant to paragraph (a)(2) of Rule 485.

                    If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Lincoln Variable Insurance Products Trust

LVIP Protected American Balanced Allocation Fund

Standard and Service Class

1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus _____________, 2012

LVIP Protected American Balanced Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust. Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before choosing to invest your contract assets in the Fund.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Protected American Balanced Allocation Fund

(Standard and Service Class)

Investment Objective

The investment objective of the LVIP Protected American Balanced Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses[1]	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.41%	0.41%
Total Annual Fund Operating Expenses	0.71%	1.06%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years[1]	10 years[1]
Standard Class	$73	$227	N/A	N/A
Service Class	$108	$337	N/A	N/A

1 Only one-year and three-year expenses are shown since the Fund is new. The Fund will have expenses beyond year three.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

LVIP Protected American Balanced Allocation Fund1

Principal Investment Strategies

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The underlying funds will be American Funds Insurance Series® and American Funds® retail funds. Under normal circumstances, the Fund’s investment strategy will be to invest approximately 50% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 50% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

The adviser develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in underlying funds, the Fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks) with growth and value characteristics, including securities of small- and medium-capitalization companies. The foreign equity securities may include companies in emerging markets.

A smaller percentage of assets will be allocated to domestic fixed income securities (bonds), including mortgage-backed securities, high yield securities (junk bonds), securities backed by the U.S. Treasury and foreign fixed income securities. The investments described above are the principal investment strategies of the Fund.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities. The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the fund for less than their contract value, allowing an efficient use of fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described below and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

• Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.

• Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.

• Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.

• Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance my sometimes be lower than that of other types of funds.

• Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.

2LVIP Protected American Balanced Allocation Fund

• Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.

• Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.

• Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

• Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

• Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the Fund's positions in below investment grade bonds.

• U.S. Treasury: Risk that a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

• Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund’s foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

• Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

• Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.

• Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

• Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

• Fund of Funds Risk: Because the Fund invests in shares of the underlying funds, the Fund invests in the same investments as those made by the various underlying funds. By investing in a Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds. The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.

• Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance

The Fund commenced operations on ______, 2012. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

LVIP Protected American Balanced Allocation Fund3

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Portfolio Manager(s)	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President	Since _____
David A. Weiss	Vice President	Since _____

Purchase and Sale of Fund Shares

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and other unaffiliated insurance companies. The insurance companies hold the Fund shares in separate accounts (“variable accounts”) that support various variable annuity contracts and variable life insurance contracts.

Tax Information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the Fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the Fund and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

4LVIP Protected American Balanced Allocation Fund

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Fund’s investment strategy will be to invest approximately 50% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 50% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

The adviser develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in underlying funds, the Fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks), including securities of small- and medium capitalization companies, with growth and value characteristics. The foreign equity securities may include companies in emerging markets.

A smaller percentage of assets will be allocated to domestic fixed income securities (bonds), including mortgage-backed securities and high yield securities (junk bonds) and securities backed by the U.S. Treasury. In addition, the Fund may hold foreign fixed-income securities.

Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are companies believed to be undervalued with long-term capital appreciation potential.

Fixed Income Investments (bonds): Investment grade bonds are defined as those rated Baa by Moody's Investors Service or BBB- by Standard & Poors Corporation and include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets, corporate bonds, non-U.S. sovereign and other debt. Below investment grade bonds include high yield securities (junk bonds) and bank loans and are rated to be of lower credit quality than investment grade bonds.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Emerging market stocks are companies from an emerging country that may have an unstable government, an economy based on only a few industries and/or securities markets that may have limited liquidity.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's returns.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

During periods of rising equity security prices, the adviser will increase the target level of protection in the Fund in order to protect the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will decrease. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains in favorable market conditions and reduce losses in adverse market conditions.

In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

5

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

In response to market, economic, political, or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

What are the Underlying Funds?

The Fund operates its “fund of funds” structure in reliance on certain federal securities laws that generally permit a Fund to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. In addition, the Fund has received an exemptive order from the SEC (Release No. 29196) to permit it to invest in non-affiliated funds, securities and other investments in excess of such limits, subject to certain conditions. The Fund does not expect to invest in underlying funds that are advised by the adviser.

The underlying funds will be American Funds Insurance Series® and American Funds retail funds. The Fund's relative weightings in the various underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

While the underlying funds are categorized generally as representing investments in “equity” (stocks) and “fixed income” (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade bonds and other securities.

Principal Risks

Market Risk. Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.

Asset Allocation Risk. The Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Fund is subject to asset allocation risk, which is the risk that the Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be over-weighted in equity securities when the stock market is falling and the fixed income market is rising.

Fund of Funds Risk. Because the Fund invests in the shares of the underlying funds, the Fund invests in the same investments as those made by the various underlying funds. By investing in the Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved. Through its investments in the underlying funds, the Fund is subject to the risks of the underlying funds' investments.

Non-Diversification Risk. The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

Value Stocks Risk; Growth Stocks Risk. For each underlying fund allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of stock investments of these funds to decrease, and you could lose money.

Value stocks may never reach what the manager believes to be their full value, or may even go down in price. Different types of stocks (such as “growth” vs. “value” stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, performance of the underlying funds investing in value stocks may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

6

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, those types of funds may underperform other equity funds that use different investment styles.

Small and Medium-Cap Companies Risk. Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds), including Interest Rate Risk, Credit Risk and Call Risk. For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by an underlying fund and, therefore, the value of such fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in these funds.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by an underlying fund and, therefore, the value of such fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the income of an underlying fund because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk. Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities.

The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return and exposing the underlying fund to a lower rate of return upon reinvestment of principal. Early payments of the underlying mortgages cause the mortgage-backed securities to experience significantly greater price and yield volatility than is experienced by more traditional fixed-income securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return that it expected.

Below Investment Grade Bond Risk. Investing in “junk” or “high yield” bonds or debt entails greater risk of principal loss than the risk involved in investment grade securities. For underlying funds investing in debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

U.S. Treasury Risk. U.S. Treasury risk is the risk that a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Foreign Securities Risk; Currency Risk. For investments in foreign securities and foreign index futures, additional risks are involved that are not present in U.S. securities and futures. Foreign currency fluctuations or economic, financial or political instability could cause the value of the fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities and futures also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

7

Foreign securities can also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund’s investment in any country.

The value of foreign securities and futures may change as a result of changes in exchange rates reducing the U.S. dollar value of foreign investments. Currency risk is the risk that the U.S. dollar value of the Fund’s foreign investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.

Emerging Markets Risk. Risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging market securities may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may cause the underlying fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of emerging market securities held by that fund.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Hedging Risk. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Management and Organization

The Fund's business and affairs are managed under the direction of its board of trustees. The board of trustees has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.

Manager of Managers: The Fund may employ a “manager of managers” structure. In this regard, the Fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the Fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of its board of trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the Fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement. The Fund does not currently employ a sub-adviser.

8

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the investment adviser to the Fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The investment adviser, its investment management fee rate, and portfolio managers are shown below:

Adviser	LIA's advisory fee is 0.25% of the Fund's average net assets.
Portfolio Manager(s)	Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the Fund. Mr. Adamson, Vice President of LIA, joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Weiss, Vice President of LIA, joined LIA in 2004 and currently serves as Director of Funds Management Research where he is responsible for leading due diligence and research, including oversight of LIA's asset allocation services.

LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.

The Fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same adviser. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.

A discussion regarding the basis for the Fund's board of trustees approving the investment advisory contract for the Fund will be available in the semi-annual report to shareholders for the period ending June 30, 2012.

Pricing of Fund Shares

The Fund determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. The Fund determines its NAV by:

• adding the values of all securities investments and other assets;

• subtracting liabilities (including dividends payable); and

• dividing by the number of shares outstanding.

The Fund’s securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

The Fund typically values its investments as follows:

• equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and

• U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the Fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Fund's board of trustees. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

9

Shares of the underlying mutual funds (excluding ETFs) in which the Fund invests will be valued based upon the net asset value of those underlying mutual funds. The net asset value of the underlying mutual funds will be calculated based upon the securities holdings of those underlying mutual funds.

Purchase and Sale of Fund Shares

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and other unaffiliated insurance companies. The insurance companies hold the Fund shares in separate accounts (“variable accounts”) that support various variable annuity contracts and variable life insurance contracts.

The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a Fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

For more information, please see the Statement of Additional Information (“SAI”).

Market Timing

Frequent, large, or short-term transfers among the Lincoln Funds such as those transfers associated with “market timing” transactions, may adversely affect the Funds involved and their investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, the Funds discourage such trading activity. The risks of frequent trading are more pronounced for Funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our Fund investors and the Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the Fund's board of trustees (the “Market Timing Procedures”).

The Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The Fund will exercise this right if, among other things, an investor's trading, in the judgment of the Fund, has been or may be disruptive to any Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.

The Fund has entered into an agreement with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the Fund, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner who the Fund has identified as a market timer.

The Fund may rely on frequent trading policies established by insurance companies that hold shares of the Fund in separate accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to be engaged in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the Fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and Statement of Additional Information (“SAI”) for your variable annuity or variable life contract for details.

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Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (“Rule 12b-1”) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Trust offers shares to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

LIA and its affiliates, including LFD and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the Fund's shares, as such payments are not made from Fund assets.

Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the Fund. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class of the Fund at no charge.

Since all the shares of the Fund sold through variable annuity contracts or variable life insurance contracts (“variable contracts”) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

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Financial Highlights

The Fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this Fund.

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General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's board of trustees will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options.

You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated ________, 2012, into its prospectus. The Fund will provide a free copy of its SAI upon request.

You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the Fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

LVIP Protected American Growth Allocation Fund

Standard and Service Class

1300 South Clinton Street
Fort Wayne, Indiana 46802

Prospectus __________, 2012

LVIP Protected American Growth Allocation Fund (the “Fund”) is a series of the Lincoln Variable Insurance Products Trust. Shares of the Fund are currently offered only to separate accounts that fund variable annuity and variable life insurance contracts of The Lincoln National Life Insurance Company, its affiliates, and third-party insurance companies. You cannot purchase shares of the Fund directly. This prospectus discusses the information about the Fund that you should know before choosing to invest your contract assets in the Fund.

As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

LVIP Protected American Growth Allocation Fund

(Standard and Service Class)

Investment Objective

The investment objective of the LVIP Protected American Growth Allocation Fund (the “Fund”) is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

	Standard Class	Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	N/A	N/A
Maximum Deferred Sales Charge (Load)	N/A	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	N/A	N/A
Redemption Fee	N/A	N/A
Exchange Fee	N/A	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%	0.25%
Distribution and/or Service (12b-1) fees	None	0.35%
Other Expenses[1]	0.05%	0.05%
Acquired Fund Fees and Expenses (AFFE)[1]	0.44%	0.44%
Total Annual Fund Operating Expenses	0.74%	1.09%

1 Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

	1 year	3 years	5 years[1]	10 years[1]
Standard Class	$76	$237	N/A	N/A
Service Class	$111	$347	N/A	N/A

1 Only one-year and three-year expenses are shown since the Fund is new. The Fund will have expenses beyond year three.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. The underlying funds will be American Funds Insurance Series® and American Funds® retail funds. Under normal circumstances, the Fund’s investment strategy will be to invest approximately 70% of its assets in underlying funds which invest primarily in equity securities (stocks) and approximately 30% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

LVIP Protected American Growth Allocation Fund1

The adviser develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in underlying funds, the Fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks), including securities of small- and medium-capitalization companies, with growth and value characteristics. The foreign equity securities may include companies in emerging markets.

A smaller percentage of assets will be allocated to domestic fixed income securities (bonds), including mortgage-backed securities, high yield securities (junk bonds) and securities backed by the U.S. Treasury. Some foreign fixed-income securities will also be held.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the Fund’s portfolio securities.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund's equity exposure. The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains after favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's investment returns.

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to 0%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund.

Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:

• Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.

• Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The Fund is subject to the risk that the Fund may allocate assets to an asset class that underperforms other asset classes.

• Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other equity funds that use different investment styles.

• Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the Fund’s performance my sometimes be lower than that of other types of funds.

• Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.

• Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund's yield.

• Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held.

• Call Risk: Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce a fund's income because the fund may have to reinvest the proceeds at lower interest rates.

• Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early,

2LVIP Protected American Growth Allocation Fund

lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.

• Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds (“junk bonds”), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the Fund's positions in below investment grade bonds.

• U.S. Treasury: Risk that a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

• Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the Fund’s foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

• Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

• Currency Risk: The value of the Fund's shares may change as a result of changes in exchange rates reducing the value of the U.S. dollar value of foreign investments.

• Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

• Hedging Risk: Futures contracts held in short positions may not provide an effective hedge of the underlying securities or indices because changes in the prices of futures contracts may not track those of the securities or indices they are intended to hedge.

• Fund of Funds Risk: Because the Fund invests in shares of the underlying funds, the Fund invests in the same investments as those made by the various underlying funds. By investing in a Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds. The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds.

• Non-Diversification Risk: The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund's value may decrease because of a single investment or a small number of investments.

Fund Performance

The Fund commenced operations on _______, 2012. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Investment Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Portfolio Manager(s)	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President	Since _____
David A. Weiss	Vice President	Since _____

LVIP Protected American Growth Allocation Fund3

Purchase and Sale of Fund Shares

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and other unaffiliated insurance companies. The insurance companies hold the Fund shares in separate accounts (“variable accounts”) that support various variable annuity contracts and variable life insurance contracts.

Tax Information

The Fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the Fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Payments to Broker-Dealers and other Financial Intermediaries

Shares of the Fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the Fund (such as the Fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the Fund and related services. These payments may create a conflict of interest and may influence the insurance company to include the Fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer Fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer Fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

4LVIP Protected American Growth Allocation Fund

Investment Objective and Principal Investment Strategies

The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.

The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in other mutual funds (underlying funds) which, in turn, invest in equity (stocks) and/or fixed income (bonds) securities. Under normal circumstances, the Fund’s investment strategy will be to invest approximately 70% of its assets are in underlying funds which invest primarily in equity securities (stocks) and approximately 30% of its assets are in underlying funds which invest primarily in fixed income securities (bonds).

The adviser develops the Fund's asset allocation strategy based on the Fund's investment objective. Through its investment in underlying funds, the Fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks), including securities of small- and medium-capitalization companies, with growth and value characteristics. The foreign equity securities may include companies in emerging markets.

A smaller percentage of assets will be allocated to domestic fixed income securities (bonds), including mortgage-backed securities and high yield securities (junk bonds) and securities backed by the U.S. Treasury. In addition, the Fund may hold foreign fixed-income securities.

Descriptions of the investments for the underlying funds within each asset class are listed below:

Growth Stocks: Growth stocks are stocks of companies that appear to offer superior opportunities for growth of capital. Growth companies typically pay little or no dividends.

Value Stocks: Value stocks are companies believed to be undervalued with long-term capital appreciation potential.

Fixed Income Investments (bonds): Investment grade bonds are defined as those rated Baa by Moodys Investors Services or BBB- by Standard & Poors Corporation and include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets, and corporate bonds, non-U.S. sovereign and other debt. Below investment grade bonds include high yield securities (junk bonds) and bank loans and are rated to be of lower credit quality than investment grade bonds.

Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Emerging market stocks are companies from an emerging country that may have an unstable government, an economy based on only a few industries and/or securities markets that may have limited liquidity.

The Fund will also employ an actively managed risk-management overlay (“protection sub-strategy”) using up to 20% of its net assets. The protection sub-strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to manage overall portfolio volatility and to protect the majority of the fund’s portfolio securities.

The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall net risk level of the Fund. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the protection sub-strategy. “Volatility” in this context means variance in the Fund's returns.

The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.

During periods of rising equity security prices, the adviser will increase the target level of protection in the Fund in order to protect the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will decrease. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to preserve gains in favorable market conditions and reduce losses in adverse market conditions.

In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.

The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the fund’s net economic exposure to equity securities to 0%.

On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding underlying funds to or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds held by the Fund to the current allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying Fund’s suitability as an investment for the Fund.

In response to market, economic, political, or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.

The Fund is non-diversified for purposes of the Investment Company Act of 1940, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. However, through the underlying funds, the Fund owns a diversified mix of equity securities (stocks) and fixed income securities (bonds).

What are the Underlying Funds?

The Fund operates its “fund of funds” structure in reliance on certain federal securities laws that generally permit a Fund to invest in other affiliated funds, non-affiliated funds within certain percentage limitations, and other securities. In addition, the Fund has received an exemptive order from the SEC (Release No. 29196) to permit it to invest in non-affiliated funds, securities and other investments in excess of such limits, subject to certain conditions. The Fund does not expect to invest in underlying funds that are advised by the adviser.

The underlying funds will be American Funds Insurance Series® and American Funds retail funds. The Fund's relative weightings in the various underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. The adviser may add, eliminate or replace underlying funds at any time and may invest in non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.

While the underlying funds are categorized generally as representing investments in “equity” (stocks) and “fixed income” (bonds), some of the underlying funds invest in a mix of securities of foreign and domestic issuers, investment-grade bonds and other securities.

Principal Risks

Market Risk. Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.

Asset Allocation Risk. The Fund's investment strategy is to vary the amount invested among the asset classes of securities over time. The Fund is subject to asset allocation risk, which is the risk that the Fund may allocate assets to an asset class that underperforms other asset classes. For example, the Fund may be over-weighted in equity securities when the stock market is falling and the fixed income market is rising.

Fund of Funds Risk. Because the Fund invests in the shares of the underlying funds, the Fund invests in the same investments as those made by the various underlying funds. By investing in the Fund, therefore, you assume the same types of risks, either directly or indirectly, as investing in those underlying funds.

The investment performance of the Fund is affected by the investment performance of the underlying funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the underlying funds to meet their investment objectives and on the adviser's decisions regarding the allocation of the Fund's assets among the underlying funds. There can be no assurance that the investment objective of the Fund or any underlying fund will be achieved. Through its investments in the underlying funds, the Fund is subject to the risks of the underlying funds' investments.

Non-Diversification Risk. The Fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the Fund’s value may decrease because of a single investment or a small number of investments.

Value Stocks Risk; Growth Stocks Risk. For each underlying fund allocated to equities, the primary risk is that the value of the stocks it holds will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of stock investments of these funds to decrease, and you could lose money.

Value stocks may never reach what the manager believes to be their full value, or may even go down in price. Different types of stocks (such as “growth” vs. “value” stocks) tend to shift in and out of favor with the investing public depending upon market and economic conditions. Accordingly, performance of the underlying funds investing in value stocks may sometimes be lower than that of other types of funds (such as those emphasizing growth stocks).

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks and may be more adversely affected in a down market. The growth style may, over time, go in and out of favor. At times when growth investing style is out of favor, those types of funds may underperform other equity funds that use different investment styles.

Small and Medium-Cap Companies Risk. Some of the underlying funds may invest in the securities of medium and small-sized, less mature, lesser-known companies, which may involve greater risks than those normally associated with larger, more mature, well-known companies. The stock of companies with medium and small stock market capitalizations may trade less frequently and in limited volume. Medium and small-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.

Fixed Income Investments (Bonds), including Interest Rate Risk, Credit Risk and Call Risk. For underlying funds allocated to fixed-income, the primary risks are interest rate risk and credit risk. Interest rate risk is the risk that the value of the debt obligations held by an underlying fund and, therefore, the value of such fund's shares will fluctuate with changes in interest rates. These fluctuations can be greater for debt obligations with longer maturities and for mortgage securities. When interest rates rise, debt obligations decline in value, and when interest rates fall, debt securities obligations increase in value. Accordingly, during periods when interest rates are fluctuating, you could lose money investing in these funds.

Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds). The value of the debt obligations held by an underlying fund and, therefore, the value of such fund's shares, will fluctuate with the changes in the credit ratings of the debt obligations held.

Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate. This action may reduce the income of an underlying fund because the fund may have to reinvest the proceeds at lower interest rates.

Mortgage-Backed Securities Risk. Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities.

The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return and exposing the underlying fund to a lower rate of return upon reinvestment of principal. Early payments of the underlying mortgages cause the mortgage-backed securities to experience significantly greater price and yield volatility than is experienced by more traditional fixed-income securities. During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline. If the life of a mortgage-backed security is inaccurately predicted, the Fund may not be able to realize the rate of return that it expected.

Below Investment Grade Bond Risk. Investing in “junk” or “high yield” bonds or debt entails greater risk of principal loss than the risk involved in investment grade securities. For underlying funds investing in debt obligations that are assigned a lower credit rating, the value of these debt obligations could fall. High yield bonds are often considered speculative and involve significantly higher credit risk. These bonds are also more likely to experience fluctuation in value due to changes in the issuer;s credit rating. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates.

U.S. Treasury Risk. U.S. Treasury risk is the risk that a security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

Foreign Securities Risk; Currency Risk. For investments in foreign securities and foreign index futures, additional risks are involved that are not present in U.S. securities and futures. Foreign currency fluctuations or economic, financial or political instability could cause the value of the fund's investments to fluctuate. Foreign investments may be less liquid, and their prices may be more volatile, than comparable investments in securities of U.S. issuers. Investing in foreign securities and futures also involves risks resulting from the reduced availability of public information concerning issuers and the fact that foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. The volume of securities transactions effected on foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, assets allocated to foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers. Foreign brokerage commissions and custodian fees are generally higher than in the U.S.

Foreign securities can also be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures or seek local governmental approvals or other actions, any of which may involve additional costs to the Fund. These factors may affect the liquidity of the Fund’s investment in any country.

The value of foreign securities and futures may change as a result of changes in exchange rates reducing the U.S. dollar value of foreign investments. Currency risk is the risk that the U.S. dollar value of the Fund’s foreign investments may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by such investments that are denominated in foreign currencies and may increase any losses.

Emerging Markets Risk. Risk of loss is typically higher for issuers located in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.

Additional risks of emerging market securities may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging market securities may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may cause the underlying fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of emerging market securities held by that fund.

Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.

Hedging Risk. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.

Management and Organization

The Fund's business and affairs are managed under the direction of its board of trustees. The board of trustees has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.

Manager of Managers: The Fund may employ a “manager of managers” structure. In this regard, the Fund has received an exemptive order from the SEC (Release Nos. IC-27512 and 29197) to permit the Fund's investment adviser, without further shareholder approval, to enter into and materially amend the sub-advisory agreement with its sub-adviser upon approval of its board of trustees. The SEC order is subject to certain conditions. For example, within ninety days of the hiring of any new sub-adviser, shareholders will be furnished with information that would be included in a proxy statement regarding the new sub-adviser. Moreover, the Fund's adviser will not enter into a sub-advisory agreement with any affiliated sub-adviser without shareholder approval. The adviser has ultimate responsibility (subject to board oversight) to oversee the sub-adviser and to recommend their hiring, termination, and replacement. The Fund does not currently employ a sub-adviser.

Investment Adviser: Lincoln Investment Advisors Corporation (“LIA”) is the investment adviser to the Fund. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The Fund has entered into an Investment Management Agreement with LIA. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other mutual funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.

The investment adviser, its investment management fee rate, and portfolio managers are shown below:

Adviser	LIA's advisory fee is 0.25% of the Fund's average net assets.
Portfolio Manager(s)	Kevin J. Adamson, CPA and David A. Weiss, CFA are responsible for the day-to-day management of the fund. Mr. Adamson, Vice President of LIA, joined the Lincoln organization in 2004 and since that time he has served as Director of Funds Management Operations responsible for managing daily operations. Mr. Weiss, Vice President of LIA, joined LIA in 2004 and currently serves as Director of Funds Management Research where he is responsible for leading due diligence and research, including oversight of LIA's asset allocation services.

LIA may hire consultants to assist it in management of the fund. These consultants will not have management discretion over fund assets.

The Fund may have a name, investment objective and investment policy that is very similar to certain publicly available mutual funds that are managed by the same adviser. The Fund will not have the same performance as those publicly available mutual funds. Different performance will result from many factors, including, but not limited to, different cash flows into and out of the Fund, different fees, and different asset levels.

A discussion regarding the basis for the Fund's board of trustees approving the investment advisory contract for the Fund will be available in the semi-annual report to shareholders for the period ending June 30, 2012.

Pricing of Fund Shares

The Fund determines its net asset value per share (“NAV”) as of close of regular trading (normally 4:00 p.m., New York time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. The Fund determines its NAV by:

• adding the values of all securities investments and other assets;

• subtracting liabilities (including dividends payable); and

• dividing by the number of shares outstanding.

The Fund’s securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

The Fund typically values its investments as follows:

• equity securities (including ETFs), at their last sale prices on national securities exchanges or over-the-counter, or, in the absence of recorded sales, at the mean between the bid and asked prices on exchanges or over-the-counter; and

• U.S. Government and Agency securities, at the mean between the bid and asked prices, and other debt securities, at the price established by an independent pricing service.

In certain circumstances, the Fund may value its portfolio securities at fair value as estimated in good faith under procedures established by the Fund's board of trustees. When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, normally at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Shares of the underlying mutual funds (excluding ETFs) in which the Fund invests will be valued based upon the net asset value of those underlying mutual funds. The net asset value of the underlying mutual funds will be calculated based upon the securities holdings of those underlying mutual funds.

Purchase and Sale of Fund Shares

The Fund sells its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), and other unaffiliated insurance companies. The insurance companies hold the Fund shares in separate accounts (“variable accounts”) that support various variable annuity contracts and variable life insurance contracts.

The Fund sells and redeems its shares, without charge, at their NAV next determined after the Fund or its agent receives a purchase or redemption request. The value of shares redeemed may be more or less than original cost.

The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, a Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a Fund’s disposal of investment securities, or determination of net asset value is not reasonably practicable; or (d) the SEC permits, by order, for the protection of Fund shareholders.

For more information, please see the Statement of Additional Information (“SAI”).

Market Timing

Frequent, large, or short-term transfers among the Lincoln Funds such as those transfers associated with “market timing” transactions, may adversely affect the Funds involved and their investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, the Funds discourage such trading activity. The risks of frequent trading are more pronounced for Funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect our Fund investors and the Funds from potentially harmful trading activity, we utilize certain market timing policies and procedures that have been approved by the Fund's board of trustees (the “Market Timing Procedures”).

The Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. The Fund will exercise this right if, among other things, an investor's trading, in the judgment of the Fund, has been or may be disruptive to any Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.

The Fund has entered into an agreement with each insurance company that holds Fund shares to help detect and prevent market timing in the Fund's shares. The agreement generally requires such insurance company to (i) provide, upon request by the Fund, certain identifying and account information regarding contract owners who invest in Fund shares through the omnibus account; and (ii) execute instructions from the Fund to restrict further purchases or exchanges of Fund shares by a contract owner who the Fund has identified as a market timer.

The Fund may rely on frequent trading policies established by insurance companies that hold shares of the Fund in separate accounts to support the insurance contracts. In the event the Fund detects potential market timing, the Fund will contact the applicable insurance company. In addition to any action taken by the applicable insurance company in response to such market timing activity, the Fund may request that the insurance company take additional action, if appropriate, based on the particular circumstances.

Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to be engaged in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.

As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. If we are unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). We also reserve the right to implement and administer redemption fees imposed by the Fund in the future.

Insurance company sponsors of your contract may impose transfer limitations and other limitations designed to curtail market timing. Please refer to the prospectus and Statement of Additional Information (“SAI”) for your variable annuity or variable life contract for details.

Portfolio Holdings Disclosure

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

Share Classes and Distribution Arrangements

The Fund offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution (“Rule 12b-1”) fee, which has been adopted pursuant to a distribution and service plan (the “Plan”). The Trust offers shares to insurance companies for allocation to certain of their variable contracts. The Trust pays the Trust's principal underwriter, Lincoln Financial Distributors, Inc. (“LFD”), out of the assets of the Service Class, for activities primarily intended to sell Service Class shares or variable contracts offering Service Class shares. LFD pays third parties for these sales activities pursuant to written agreements with such parties. The 12b-1 fee may be increased by the Fund's board of trustees up to the maximum allowed by the Plan, without shareholder approval, in accordance with the terms of the Plan. These fees are paid out of the assets of the Service Class on an ongoing basis, and over time will increase the cost of your investment and may cost you more than other types of sales charges.

LIA and its affiliates, including LFD and/or the Fund's sub-adviser, if any, may pay additional compensation (at their own expense and not as an expense of the Fund) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (collectively, “financial intermediaries”) in connection with the sale or retention of Fund shares or insurance products that contain the Fund and/or shareholder servicing (“distribution assistance”). The level of payments made to a qualifying financial intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, LFD may pay or allow its affiliates to pay other promotional incentives or payments to financial intermediaries.

If a mutual fund sponsor, distributor or other party makes greater payments to your financial intermediary for distribution assistance than sponsors or distributors of other mutual funds make to your financial intermediary, your financial intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund complex making the higher payments over another mutual fund complex or over other investment options. You should consult with your financial intermediary and review carefully any disclosure provided by such intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or the price of the Fund's shares, as such payments are not made from Fund assets.

Distribution Policy and Federal Income Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, which requires annual distributions of net investment income and net capital gains to shareholders. Distributions may not be paid in the year income or gains are earned by the Fund. The Fund may distribute net realized capital gains only once a year. Dividends and capital gain distributions will be automatically reinvested in additional Fund shares of the same class of the Fund at no charge.

Since all the shares of the Fund sold through variable annuity contracts or variable life insurance contracts (“variable contracts”) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Financial Highlights

The Fund was not available for investment as of the date of this Prospectus. As a result there are no financial highlights available for this Fund.

General Information

The use of the Fund by both annuity and life insurance variable accounts is called mixed funding. Due to differences in redemption rates, tax treatment, or other considerations, the interests of contract owners under the variable life accounts may conflict with those of contract owners under the variable annuity accounts. Violation of the federal tax laws by one variable account investing in the fund could cause the contracts funded through another variable account to lose their tax-deferred status, unless remedial action was taken. The Fund's board of trustees will monitor for any material conflicts and determine what action, if any, the Fund or a variable account should take.

A conflict could arise that requires a variable account to redeem a substantial amount of assets from the Fund. The redemption could disrupt orderly portfolio management to the detriment of those contract owners still investing in the Fund. Also, the Fund could determine that it has become so large that its size materially impairs investment performance. The Fund would then examine its options.

You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated ________, 2012, into its prospectus. The Fund will provide a free copy of its SAI upon request.

You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.

The Trust will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Trust’s independent auditors. For an SAI, annual or semi-annual report, either write The Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). Also call this number to request other information about the Fund, or to make inquiries. The Trust does not maintain an internet website.

You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC File No: 811-08090

Lincoln Variable Insurance Products Trust

          LVIP Protected American Balanced Allocation Fund
          LVIP Protected American Growth Allocation Fund

     1300 South Clinton Street
     Fort Wayne, Indiana 46802
     Statement of Additional Information __________, 2012

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about certain series - referred to as "funds" - of
Lincoln Variable Insurance Products Trust. The funds indicate the funds named in the above caption. Each fund offers two classes of shares: the Standard
Class and the Service Class.

This SAI should be read in conjunction with a prospectus for the fund dated
__________, 2012. You may obtain a copy of a fund's prospectus or a fund's annual report on request and without charge. Please write The Lincoln National
Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or call
800-4-LINCOLN (454-6265).

__________, 2012

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Item                                                   Page
Description of the Trust and the Funds                  4
Fundamental Investment Restrictions                     4
Additional Investment Strategies and Risks              4
Portfolio Transactions and Brokerage                   11
Portfolio Turnover                                     12
Trustees and Officers                                  12
Investment Adviser                                     18
Portfolio Managers                                     18
Principal Underwriter                                  19
Administration Agreement                               20
Accounting Agreement                                   20
Code of Ethics                                         20
Description of Shares                                  20
Control Persons and Principal Holders of Securities    21
Rule 12b-1 Plan                                        21
Revenue Sharing                                        22
Valuation of Portfolio Securities                      22
Portfolio Holdings Disclosure                          22
Purchase and Redemption Information                    23
Custodian and Transfer Agent                           23
Independent Registered Public Accounting Firm          23
Financial Statements                                   24
Taxes                                                  24
APPENDIX A                                             25
APPENDIX B                                             27
APPENDIX C                                             28

                                                                               3

Description of the Trust and the Funds
Lincoln Variable Insurance Products Trust (the Trust), a Delaware statutory trust formed on February 1, 2003, is an open-end management investment company.
Certain of each fund's investment restrictions are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the fund. There can be no assurance that the objective of a fund will be achieved. Each of the funds is non-diversified within the meaning of the Investment Company Act of 1940 (1940 Act).

Fundamental Investment Restrictions
Each of the funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a fund's outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. In effecting its fundamental policies and investment restrictions, the funds will look through to the portfolio holdings of any affiliated underlying funds in which it invests. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.

Each fund may not:

1. Make investments that will result in the concentration - as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof - of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.

6. Make loans of any security or make any other loan if, as a result, more than
   33 1-3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.

Additional Investment Strategies and Risks
The principal investment strategies each fund uses to pursue its investment objective and the risks of those strategies are discussed in the fund's prospectus.

Unless otherwise stated in the prospectus, many investment strategies and techniques are discretionary. That means the fund's investment adviser, or the investment advisers to the underlying funds, may elect to engage or not engage in the various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed.

Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans.

4

In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.

Borrowing. Each fund may borrow money from time to time to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authorities having jurisdiction. This means that, in general, each fund may borrow money from banks for any purpose in an amount up to 1/3 of the fund's total assets. Each fund may also borrow money for temporary administrative purposes in an amount not to exceed 5% of the fund's total assets.

Specifically, provisions of the 1940 Act require each fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a fund. Money borrowed will be subject to interest costs and other fees, which could reduce a fund's return and may or may not be recovered by appreciation of the securities purchased. A fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit;
either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when the fund has borrowed money may involve an element of leverage.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price)
established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Foreign Currency Transactions. A fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.
Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future.
Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

A fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency)
approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect

                                                                               5

to the currency. The fund also may enter into a forward contract with respect to a currency where the fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so
(anticipatory hedge).

A fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge fund assets.
Also, with regard to a fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.

Successful use of currency management strategies will depend on the adviser's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as the adviser anticipates. For example, if a currency's value rose at a time when the adviser had hedged a fund by selling that currency in exchange for dollars, a fund would not participate in the currency's appreciation. If the adviser hedges currency exposure through proxy hedges, a fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a fund's exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that the adviser's use of currency management strategies will be advantageous to a fund or that it will hedge at appropriate times.

Foreign Options and Futures Markets. Options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities.
The value of such positions also could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) low trading volume.

Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

High Yield Fixed Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody's or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.

High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.

The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high yield bonds.

The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.

6

Illiquid Investments. The funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser will determine the liquidity of securities purchased by the funds, subject to oversight by the Board of
Trustees.

The fund may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the fund may avail itself of Rule 144A under the Securities Act of 1933 which permits the fund to purchase securities which have been privately placed and resell such securities to certain qualified institutional buyers without restriction. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. The institutional trading market is relatively new and liquidity of the fund's investments could be impaired if trading fails to further develop, or if it declines.

Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers'
acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.

Bankers' acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers' acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers' acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers' acceptances can be as long as 270 days, most bankers' acceptances have maturities of six months or less.

Options and Futures Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S.
dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S.
dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

The uses and risks of currency options and futures are similar to those of options and futures relating to securities or indices, as discussed above. A fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies.
Currency options may also be purchased or written in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.

Unlike transactions entered into by a fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the Securities and Exchange Commission (SEC). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago
Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit before exercise or expiration, or to limit losses in the event of adverse market movements.

                                                                               7

Options on Futures Contracts. A fund may purchase and sell (write) call and put options on futures contracts and enter into closing transactions with respect to such options to terminate existing positions. A fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate the position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Options on Securities. The funds may purchase and sell (write) put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter and on indices of securities. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price.
A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer of a put option assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it.
The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, a fund will be required to make margin payments to a futures commission merchant (FCM) as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss.
This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The successful use of a fund's options strategies depends on the ability of the adviser to forecast correctly market movements. For example, if the fund were to write a call option based on the adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on the adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise
(in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not lose any of its investment in such security if the price does not change.

8

A fund's written options positions will be covered at all times. A call option written by a fund will be deemed to be covered if the fund holds the underlying instrument or an option on the underlying instrument with an exercise price equal to or less than the exercise price of the call written. A put option written by a fund will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund. A fund may also cover a written options position by segregating cash or liquid securities equal to the fund's net uncovered obligation.

The effective use of options also depends on the fund's ability to terminate option positions at times when the adviser deems it desirable to do so.
Although the fund will take an option position only if the adviser believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the
Options Clearing Corp. (OCC), new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruption in the markets for the securities underlying options purchased or sold by the fund could result in losses on the option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the OCC were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option could lose its entire investment if the prohibition remained in effect until the put option's expiration and the fund was unable either to acquire the underlying security or to sell the put option in the market.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Pledging Assets. A fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the "Borrowing"
restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for options on financial futures contracts are not deemed to be pledges or other encumbrances.

Real Estate Investment Trusts. Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940
Act.

Repurchase Agreements. In a repurchase agreement, a fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security.

A fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the fund in the event of bankruptcy of the seller), it is the policy of the fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Board of
Trustees or its delegates. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such

                                                                               9

decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, the fund will seek to liquidate such collateral. However, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Rights and Warrants. Each fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities.
Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a fund which expire without being exercised will result in a loss to the fund.

Short Sales. Stocks underlying a fund's convertible security holdings can be sold short. For example, if the adviser anticipates a decline in the price of the stock underlying a convertible security held by a fund, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. A fund may hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.

A fund will be required to segregate securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. A fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

Spreads and Straddles. In addition to the options strategies described previously, a fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. The fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the fund to purchase and/or write more than one option simultaneously.
Accordingly, the fund's ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the fund were to purchase or sell a single option. Similarly, costs incurred by the fund in connection with these transactions will in many cases be greater than if the fund were to purchase or sell a single option.

A call option included in a spread or straddle will be deemed to be covered if the fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if the fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by the fund (or, where the exercise price is less than that of the option written by the fund, if the fund segregates cash or liquid securities equal to the difference).

Temporary Defensive Strategies. In response to market, economic, political or other conditions, the funds may temporarily use a different investment strategy for defensive purposes. If the funds do so, different factors could affect fund performance and the funds may not achieve their investment objectives.

U.S. Government Securities. A fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage
Association (GNMA) certificates and Federal Housing Administration (FHA)
debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the
U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer's right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers
Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit
Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.

U.S. Government securities may be acquired by the fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities
(STRIPS) program. Under the STRIPS program, the principal and interest parts are individually

10

numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently.
Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the
Federal Reserve Banks.

The fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts
(TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not
be deemed U.S. Government securities.

The fund may invest occasionally in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.

In general, the U.S. Government securities in which the fund invests do not have as high a yield as do more speculative securities not supported by the
U.S. Government or its agencies or instrumentalities.

Portfolio Transactions and Brokerage
The funds' investment adviser is responsible for decisions to buy and sell securities and other investments for the fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated
commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.
On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid.

The adviser currently provides investment advice to a number of other clients.
It will be the practice of the adviser to allocate purchase and sale transactions among each of the funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the adviser considers are the investment objectives of the relevant fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a fund or other accounts or companies for which the adviser provides investment advice
(including affiliates of the adviser, as the case may be).

On occasions when the adviser deems the purchase or sale of a security to be in the best interest of a fund, as well as its other clients, the adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a fund with those to be sold or purchased for its other clients in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such clients, including a fund. In some instances, the procedures may impact the price and size of the position obtainable for a fund.

In connection with effecting portfolio transactions, primary consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser to the fund may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.

The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time, and, will receive reports regarding brokerage practices. The nature of the research services provided to the adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser regards as a useful supplement of its own internal research capabilities.

The adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser; in addition, the adviser may allocate trades among brokers that generally provide superior brokerage and

                                                                              11

research services. Research services furnished by brokers are for the benefit of all the clients of the adviser and not solely or necessarily for the benefit of the funds. The adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A fund does not reduce its fee to the adviser by any amount that might be attributable to the value of such services.

No brokerage commissions have been paid by the funds or the adviser since the funds had not yet commenced operations as of the date of this SAI.

No Commissions to Finance Distribution

The Investment Company Act of 1940 permits a fund to use its selling brokers to execute transactions in portfolio securities only if the fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of fund shares. Accordingly, the funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of fund shares: (a)
fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the funds' portfolio transactions effected through any other broker-dealer. The funds have also established other policies and procedures designed to ensure that a fund's brokerage commissions are not used to finance the distribution of fund shares.

Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a fund's purchases or sales of securities (excluding short-term securities) by the average market value of the fund's portfolio securities. The adviser intends to manage each fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a fund's current income available for distribution to its shareholders. While the funds are not managed with the intent of generating short-term capital gains, each fund may dispose of investments (including money market instruments)
regardless of the holding period if, in the opinion of the adviser, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs.

Trustees and Officers
The Board of Trustees oversees the management of the funds and elects the
Trust's officers. The Trustees of the Trust (Trustees) have the power to amend the Trust's bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their successors are elected and qualified. The Trust's officers, who also hold their positions until their successors are elected and qualified, are responsible for the day-to-day operations of the funds.
Information pertaining to the Trustees and executive officers of the Trust is set forth below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are included in the table titled, "Interested Trustees." Trustees who are not interested persons are referred to as Independent Trustees. The
Trustees were re-elected at the Special Meeting of Stockholders of the Trust on
April 5, 2007 to serve until the next annual meeting, if any, or until their successors shall have been duly elected and qualified.

The term "Fund Complex" includes the 64 funds of the Lincoln Variable Insurance
Products Trust and the 5 funds of the Lincoln Advisors Trust.

Interested Trustees

                          Position(s)        Term of Office
Name, Address and          Held With         and Length of
Year of Birth              the Funds          Time Served
----------------------- --------------- -----------------------
Daniel R. Hayes*        Chairman,       Chairman since
Radnor Financial        President and   September 2009;
Center                  Trustee         President and Trustee
150 N. Radnor Chester                   since December 2008
Road
Radnor, PA 19087
YOB: 1957

                                                        Number of
                                                         Funds in
                                  Principal                Fund              Other Board
                                Occupation(s)            Complex             Memberships
Name, Address and                during Past           Overseen by   Held by Trustee during Past
Year of Birth                     Five Years             Trustee             Five Years
----------------------- ----------------------------- ------------- ----------------------------
Daniel R. Hayes*        Vice President, The Lincoln        69       Lincoln Advisors Trust
Radnor Financial        National Life Insurance
Center                  Company; Formerly: Senior
150 N. Radnor Chester   Vice President, Fidelity
Road                    Investments
Radnor, PA 19087
YOB: 1957

* Daniel R. Hayes, currently Chairman and President of the Trust, is an interested person of the Trust by reason of his being an officer of Lincoln
Life.

12

                             Independent Trustees

                          Position(s)       Term of Office
Name, Address and          Held With         and Length of
Year of Birth              the Funds          Time Served
------------------------ ------------- ------------------------
Michael D. Coughlin      Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1942
Nancy L. Frisby          Trustee       Trustee since April
1300 S. Clinton Street                 1992
Fort Wayne, IN 46802
YOB: 1941
Elizabeth S. Hager       Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1944
Gary D. Lemon,           Trustee       Trustee since February
Ph.D.                                  2006; formerly:
1300 S. Clinton Street                 Advisory Trustee from
Fort Wayne, IN 46802                   November 2004 to
YOB: 1948                              February 2006
Thomas D. Rath           Trustee       Trustee since April
1300 S. Clinton Street                 2007
Fort Wayne, IN 46802
YOB: 1945
Kenneth G. Stella        Trustee       Trustee since February
1300 S. Clinton Street                 1998
Fort Wayne, IN 46802
YOB: 1943
David H. Windley         Trustee       Trustee since August
1300 S. Clinton Street                 2004
Fort Wayne, IN 46802
YOB: 1943

                                                         Number of
                                                          Funds in
                                   Principal                Fund              Other Board
                                 Occupation(s)            Complex             Memberships
Name, Address and                 during Past           Overseen by   Held by Trustee during Past
Year of Birth                      Five Years             Trustee             Five Years
------------------------ ----------------------------- ------------- ----------------------------
Michael D. Coughlin      Management Consultant,             69       Merrimack County Savings
1300 S. Clinton Street   Owner of Coughlin                           Bank; Trustee of Merrimack
Fort Wayne, IN 46802     Associates                                  Bankcorp, MHC; Lincoln
YOB: 1942                                                            Advisors Trust
Nancy L. Frisby          Retired; Formerly: Senior          69       Lincoln Advisors Trust
1300 S. Clinton Street   Vice President and Chief
Fort Wayne, IN 46802     Financial Officer, Desoto
YOB: 1941                Memorial Hospital
Elizabeth S. Hager       Retired, State                     69       Lincoln Advisors Trust
1300 S. Clinton Street   Representative, State of
Fort Wayne, IN 46802     New Hampshire; Retired,
YOB: 1944                Executive Director, United
                         Way of Merrimack County
Gary D. Lemon,           Joseph Percival Allen, III,        69       Lincoln Advisors Trust
Ph.D.                    University Professor;
1300 S. Clinton Street   James W. Emison Director
Fort Wayne, IN 46802     of the Robert C.
YOB: 1948                McDermond Center for
                         Management and
                         Entrepreneurship;
                         Professor of Economics
                         and Management, DePauw
                         University
Thomas D. Rath           Managing Partner, Rath,            69       Associated Grocers of New
1300 S. Clinton Street   Young, and Pignatelli, P.C.                 England; Lincoln Advisors
Fort Wayne, IN 46802                                                 Trust
YOB: 1945
Kenneth G. Stella        Retired; Formerly:                 69       Advisory Board of Harris
1300 S. Clinton Street   President Emeritus, Indiana                 Bank; St. Vincent Health;
Fort Wayne, IN 46802     Health Association,                         Lincoln Advisors Trust
YOB: 1943                Formerly: President,
                         Indiana Hospital & Health
                         Association
David H. Windley         Retired, Formerly: Director        69       Lincoln Advisors Trust
1300 S. Clinton Street   of Blue & Co., LLC
Fort Wayne, IN 46802
YOB: 1943

Officers Who Are Not Trustees

                            Position(s)        Term of Office
Name, Address and            Held With         and Length of
Year of Birth                the Funds          Time Served
------------------------ ---------------- -----------------------
Kevin J. Adamson         Vice President   Vice President since
1300 S. Clinton Street                    June 2011; Formerly:
Fort Wayne, IN 46802                      Second Vice President
YOB: 1966                                 since May 2006

                                                        Number of
                                                         Funds in
                                   Principal               Fund              Other Board
                                 Occupation(s)           Complex             Memberships
Name, Address and                 during Past          Overseen by   Held by Trustee during Past
Year of Birth                     Five Years             Trustee             Five Years
------------------------ ---------------------------- ------------- ----------------------------
Kevin J. Adamson         Vice President, Lincoln           N/A                   N/A
1300 S. Clinton Street   Investment Advisors
Fort Wayne, IN 46802     Corporation; Vice
YOB: 1966                President, Director of
                         Funds Management, The
                         Lincoln National Life
                         Insurance Company;
                         Formerly: Director of
                         Financial Operations, Swiss
                         Re/Lincoln Re

                                                                              13

                             Position(s)         Term of Office
Name, Address and             Held With           and Length of
Year of Birth                 the Funds            Time Served
------------------------ ------------------ ------------------------
Anant Bhalla             Treasurer, Vice    Treasurer and Vice
Radnor Financial         President          President since March
Center                                      2011
150 N. Radnor Chester
Road
Radnor, PA 19087
YOB: 1978
Diann L. Eggleston       Vice President     Vice President since
1300 S. Clinton Street                      June 2011; Formerly:
Fort Wayne, IN 46802                        Assistant Vice
YOB: 1962                                   President since March
                                            2008
William P. Flory, Jr.    Chief Accounting   Vice President since
1300 S. Clinton Street   Officer and Vice   June 2011; Chief
Fort Wayne, IN 46802     President          Accounting Officer
YOB: 1961                                   since May 2006;
                                            Formerly: Second Vice
                                            President since 2007
David A. Weiss           Vice President     Vice President since
One Granite Place                           June 2011; Formerly:
Concord, NH 03301                           Assistant Vice
YOB: 1976                                   President since August
                                            2007
John (Jack) A.           Vice President     Chief Compliance
Weston                   and Chief          Officer since May 2007
One Granite Place        Compliance
Concord, NH 03301        Officer
YOB: 1959
Jill R. Whitelaw         Secretary and      Secretary since June
Radnor Financial         Chief Legal        2011
Center                   Officer
150 N. Radnor Chester
Road
Radnor, PA 19087
YOB: 1963

                                                        Number of
                                                         Funds in
                                   Principal               Fund              Other Board
                                 Occupation(s)           Complex             Memberships
Name, Address and                 during Past          Overseen by   Held by Trustee during Past
Year of Birth                     Five Years             Trustee             Five Years
------------------------ ---------------------------- ------------- ----------------------------
Anant Bhalla             Vice President and                N/A                   N/A
Radnor Financial         Treasurer, Lincoln National
Center                   Corporation; Formerly: Vice
150 N. Radnor Chester    President and Treasurer,
Road                     Ameriprise Financial.
Radnor, PA 19087
YOB: 1978
Diann L. Eggleston       Vice President, Lincoln           N/A                   N/A
1300 S. Clinton Street   National Corporation
Fort Wayne, IN 46802
YOB: 1962
William P. Flory, Jr.    Second Vice President and         N/A                   N/A
1300 S. Clinton Street   Director of Separate
Fort Wayne, IN 46802     Account Operations, The
YOB: 1961                Lincoln National Life
                         Insurance Company
David A. Weiss           Vice President, Lincoln           N/A                   N/A
One Granite Place        Investment Advisors
Concord, NH 03301        Corporation; Vice
YOB: 1976                President, Funds
                         Management Research,
                         The Lincoln National Life
                         Insurance Company;
                         Formerly: Director, Funds
                         Management Research;
                         Mutual Fund/Securities
                         Analyst; Senior Mutual
                         Fund Analyst, Jefferson
                         Pilot Corp.
John (Jack) A.           Vice President, Investment        N/A                   N/A
Weston                   Advisor Chief Compliance
One Granite Place        Officer, The Lincoln
Concord, NH 03301        National Life Insurance
YOB: 1959                Company; Formerly:
                         Treasurer, Jefferson Pilot
                         Variable Fund, Inc.
Jill R. Whitelaw         Chief Counsel - Funds             N/A                   N/A
Radnor Financial         Management, Lincoln
Center                   National Corporation; Of
150 N. Radnor Chester    Counsel - Montgomery,
Road                     McCracken, Walker &
Radnor, PA 19087         Rhoades; Director - Merrill
YOB: 1963                Lynch, Pierce, Fenner &
                         Smith

Trustee Qualifications

The following is a brief description of the experience and attributes of each
Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust's Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange
Commission, and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.

Michael D. Coughlin. Mr. Coughlin has served as a Trustee of Lincoln Variable
Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. Mr. Coughlin previously served as a Director of the Jefferson
Pilot Variable Fund, Inc. (JPVF) from 1989 to 2007, and as Chairman of JPVF from 2005 to 2007. Mike is owner of Michael D. Coughlin Associates (General
Management Consulting) and previously was President of Concord Litho Company,
Inc. from 1985 to 1999. Mr. Coughlin's background includes Chairman or
President roles in a number of companies and charitable organizations. He is currently a Trustee of

14

Merrimack County Savings Bank in New Hampshire. Through his experience, Mr.
Coughlin is qualified to advise the Board in management, financial and investment matters.

Nancy L. Frisby. Ms. Frisby has been a Trustee for the Lincoln Variable
Insurance Products Trust since 1992 and has served as a Trustee of the Lincoln
Advisors Trust since June 2011. Ms. Frisby served as the Senior Vice President
(since 2000) and Chief Financial Officer of the DeSoto Memorial Hospital,
Arcadia, Florida from 1999 until her retirement in 2007. She previously served as Chief Financial Officer of Bascom Palmer Eye Institute at the University of
Miami School of Medicine and the Chief Financial Officer of St. Joseph Medical
Center, Fort Wayne, IN. Ms. Frisby is a member of the American Institute of
Certified Public Accountants and the Indiana CPA Society. She is a former officer of the Fort Wayne Chapter of the Financial Executives Institute, and
previously served as Board Chair of the Byron Health Center in Fort Wayne.
Through her experience, Ms. Frisby brings leadership and financial insight as
Chair of the Audit Committee.

Elizabeth S. Hager. Ms. Hager has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 2007 and as a Trustee of Lincoln Advisors Trust since June 2011. She previously served as a Director of the Jefferson Pilot
Variable Fund, Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United Way of Merrimack County from 1996 until July 1, 2010, then
Executive Vice President of Granite United Way until her retirement on March
31, 2011. Ms. Hager has also served as a State Representative in the State of
New Hampshire for 26 years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire
Boards as well as many non-profit association boards. Through her experience,
Ms. Hager provides the Board with legislative, consumer and market insights.

Daniel R. Hayes. Mr. Hayes has served as President and Trustee of the Lincoln
Variable Insurance Products Trust since 2008 and as its Chairman since 2009. He has served as President, Chairman and Trustee of the Lincoln Advisors Trust
since June 2011. Mr. Hayes joined Lincoln Financial Group as Head of Funds
Management in 2008. Mr. Hayes also serves as President and Director of Lincoln
Investment Advisors Corporation. Mr. Hayes previously served as Senior Vice
President with Fidelity Investments, managing Fidelity's business and relationships with insurance companies. Prior to his employment with Fidelity,
Mr. Hayes served as Vice President with Provident Mutual Life Insurance Company and as Vice President with Ameritas Financial. Mr. Hayes brings over twenty years of knowledge and experience in retirement, investment management, insurance, distribution, operations, marketing and business management.

Gary D. Lemon. Dr. Lemon served as Advisory Trustee for the Lincoln Variable
Insurance Products Trust since 2004 and as a Trustee since 2006. He has served as a Trustee of Lincoln Advisors Trust since June 2011. Dr. Lemon has a
Master's Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a
Professor of Economics at DePauw University. Dr. Lemon currently is the Joseph
Percival Allen III University Professor and is the Director of the McDermond
Center for Management and Entrepreneurship. He has served on several committees and in various advisory roles in both the community and university settings.
Through his experience, Dr. Lemon brings academic and investment insight as the
Chair of the Investment Committee.

Thomas D. Rath. Mr. Rath has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 2007. He has served as a Trustee of Lincoln
Advisors Trust since June 2011. He previously served as a Director of the
Jefferson Pilot Variable Fund, Inc. since 1997. Mr. Rath, currently Chairman of
Rath, Young and Pignatelli (Law Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and
Attorney General of the State of New Hampshire. Through his experience, Mr.
Rath brings a legal and legislative perspective to the Board.

Kenneth G. Stella. Mr. Stella has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 1998. He has served as a Trustee of Lincoln
Advisors Trust since June 2011. Mr. Stella is President Emeritus of the Indiana
Hospital Association, Indianapolis, Indiana, ("Association"). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services.
Mr. Stella also serves as a Board Member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Lead
Independent Trustee and Chair of the Nominating and Governance Committee.

David H. Windley. Mr. Windley has served as a Trustee of the Lincoln Variable
Insurance Products Trust since 2004. He has served as a Trustee of Lincoln
Advisors Trust since June 2011. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight to the Board.

Each Trustee also has familiarity with the Lincoln Advisors Trust, its investment adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees as a result of his or her prior service as a Trustee of the Lincoln Variable Insurance Products
Trust.

Board Oversight

The primary responsibility of the Board of Trustees is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. The Trust's day-to-day operations are managed by the adviser and other service providers who

                                                                              15

have been approved by the Board. The Board is currently comprised of eight trustees, seven of whom are classified under the 1940 Act as "non-interested"
persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Interested Trustees). An Interested Trustee
serves as the Chairperson of the Board.

The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent
Trustee is selected by the Independent Trustees and serves until a successor is selected. Mr. Stella currently serves as the Lead Independent Trustee. The Lead
Independent Trustee is the Independent Trustee that is currently serving as the
Chairperson of the Nominating and Governance Committee.

Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The
Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust's other service providers and the Trust's Chief
Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust's activities, review the fund's financial statements, oversee compliance with regulatory requirements, and review performance. The Independent Trustees are represented by independent legal counsel at Board meetings.

As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the investment performance of the funds with the adviser at each of its regularly scheduled quarterly Board meetings. The Board also reviews fair valuation reports at the quarterly Board meetings. In addition, the Board must approve any material changes to a Fund's investment policies or restrictions. With respect to compliance matters, the Trust's Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Board regarding the operation of the Trust's compliance policies and procedures and any material compliance issues that arose during the quarter and meets with the Audit Committee at its quarterly meetings.

The Board considered the number of funds in the Trust, the total assets of the
Trust and the general nature of the funds' investments and determined that its leadership structure is appropriate given the characteristics of the Trust.

Board Committees

The Board of Trustees has established an Audit Committee, which is responsible for overseeing the funds' financial reporting process on behalf of the Board of
Trustees and for reporting the result of their activities to the Board. The
Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the Board's responsibility to shareholders of the Trust and others relating to oversight of fund accounting, the Trust's systems of control, the
Trust's process for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust's accounting policies, financial reporting and internal control systems. The members of the
Audit Committee include independent trustees: Nancy L. Frisby, Elizabeth S.
Hager, and David H. Windley. The Audit Committe met four times during the last fiscal year.

The Board of Trustees has established an Investment Committee, which is responsible for overseeing underperforming or troubled funds and for performing certain contract renewal tasks as requested by the board. The members of the
Investment Committee are: Michael D. Coughlin, Gary D. Lemon and Thomas D.
Rath. The Investment Committee met five times during the last fiscal year.

The Board of Trustees has established a Nominating and Governance Committee.
The current members of the committee are: Nancy L. Frisby, Elizabeth S. Hager,
Kenneth G. Stella and David H. Windley. The Nominating and Governance Committee
is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The
Nominating and Governance Committee met once during the last fiscal year. The
Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust's Nominating and
Governance Committee, c/o The Lincoln National Life Insurance Company, P.O. Box
2340, Fort Wayne, Indiana 46801.

Ownership of Securities

As of the date of this SAI, the Trustees and officers as a group did not own any shares of the funds because the funds had not yet commenced operations. As of December 31, 2011, the dollar range of equity securities owned beneficially by each trustee in any registered investment companies overseen by the trustees within the same family of investment companies as the funds is as follows:

Interested Trustees
TO BE UPDATED BY AMENDMENT

                                                                       Aggregate Dollar Range of Equity
                                                                    Securities in All Registered Investment
                                                                       Companies Overseen by Trustee in
Name of Trustee    Dollar Range of Equity Securities in the Funds       Family of Investment Companies
----------------- ------------------------------------------------ ----------------------------------------
Daniel R. Hayes                         None                                         None

16

Independent Trustees

TO BE UPDATED BY AMENDMENT

Name of Trustee                     Dollar Range of Equity Securities in the Funds
--------------------- --------------------------------------------------------------------------
Michael D. Coughlin                       LVIP MFS Value Fund - $1-$10,000
                                        LVIP Mid-Cap Value Fund - $1-$10,000
                                 LVIP Mondrian International Value Fund - $1-$10,000
                                     LVIP SSgA Small-Cap Index Fund - $1-$10,000
Nancy L. Frisby       LVIP Delaware Foundation Conservative Allocation Fund - $50,001-$100,000
                               LVIP Delaware Growth and Income Fund - $10,001-$50,000
                               LVIP Delaware Social Awareness Fund - $50,001-$100,000
                             LVIP Delaware Special Opportunities Fund - $50,001-$100,000
                                  LVIP SSgA Small Cap Index Fund - $10,001-$50,000
Elizabeth S. Hager              LVIP Delaware Growth & Income Fund - $10,001-$50,000
                                LVIP Delaware Social Awareness Fund - $10,001-$50,000
                                  LVIP Janus Capital Appreciation Fund - $1-$10,000
                                 LVIP Mondrian International Value Fund - $1-$10,000
                                      LVIP Moderate Profile Fund - $1-$$10,000
                                LVIP Moderately Aggressive Profile Fund - $1-$10,000
Gary D. Lemon                   LVIP Delaware Growth & Income Fund - $10,001-$50,000
Thomas D. Rath                     LVIP Delaware Growth & Income Fund - $1-$10,000
                                        LVIP Global Income Fund - $1-$10,000
                                  LVIP SSgA Emerging Markets 100 Fund - $1-$10,000
                                  LVIP T. Rowe Price Growth Stock Fund - $1-$10,000
Kenneth G. Stella               LVIP Delaware Social Awareness Fund - $10,001-$50,000
                             LVIP Delaware Special Opportunities Fund - $10,001-$50,000
David H. Windley                        LVIP Delaware Bond Fund - $1-$10,000
                                LVIP Delaware Social Awareness Fund - $10,001-$50,000
                             LVIP Delaware Special Opportunities Fund - $10,001-$50,000
                                   LVIP MFS International Growth Fund - $1-$10,000
                                 LVIP Mondrian International Value Fund - $1-$10,000
                            LVIP SSgA Developed International 150 Fund - $10,001-$50,000
                                LVIP SSgA Emerging Markets 100 Fund - $10,001-$50,000
                                 LVIP Wells Fargo Intrinsic Value Fund - $1-$10,000

                          Aggregate Dollar Range of Equity
                       Securities in All Registered Investment
                          Companies Overseen by Trustee in
Name of Trustee            Family of Investment Companies
--------------------- ----------------------------------------
Michael D. Coughlin   $ 10,001-$50,000
Nancy L. Frisby                    Over $100,000
Elizabeth S. Hager    $50,001-$100,000
Gary D. Lemon         $ 10,001-$50,000
Thomas D. Rath        $      1-$10,000
Kenneth G. Stella     $50,001-$100,000
David H. Windley      $50,001-$100,000

Compensation

The following table sets forth the compensation paid to the independent trustees by the Trust and by the Fund Complex for the fiscal year ended
December 31, 2011:

TO BE UPDATED BY AMENDMENT

                                     Aggregate Compensation      Total Compensation from the
Name of Person, Position                 from the Trust            Trust and Fund Complex
--------------------------------    ------------------------    ----------------------------
  Michael D. Coughlin, Trustee               $69,000                       $69,000
  Nancy L. Frisby, Trustee                    75,000                        75,000
  Elizabeth S. Hager, Trustee                 69,000                        69,000
  Gary D. Lemon, Trustee                      76,000                        76,000
  Thomas D. Rath, Trustee                     69,000                        69,000
  Kenneth G. Stella, Trustee                  79,000                        79,000
  David H. Windley, Trustee                   69,000                        69,000

                                                                              17

Investment Adviser
Investment Adviser: Lincoln Investment Advisors Corporation (LIA or the
"adviser") is the investment adviser to the funds. LIA is a registered investment adviser and wholly-owned subsidiary of Lincoln National Corporation
(LNC). LIA's address is One Granite Place, Concord, New Hampshire 03301. LIA
(or its predecessors) has served as an investment adviser to mutual funds for over 20 years.

LNC is a publicly-held insurance holding company organized under Indiana law.
Through its subsidiaries, LNC provides, on a national basis, insurance and financial services.

The advisory fee rates payable by each fund to LIA are set forth in the following table. No advisory fees have been paid by the funds as the funds had not yet commenced operations as of the date of this SAI.

                                                   Annual Fee Rate Based on                       Investment Management
Fund                                               Average Daily Net Asset Value                  Agreement Effective Date
-------------------------------------------------- ---------------------------------------------- -------------------------
LVIP Protected American Balanced Allocation Fund   0.25% of the fund's average daily net assets   _____, 2012
LVIP Protected American Growth Allocation Fund     0.25% of the fund's average daily net assets   ______, 2012

Pursuant to the Investment Management Agreement (the Management Agreement), the
LIA manages each fund's portfolio investments and reports to the Board of
Trustees. With limited exception, each fund conducts its other business and affairs and bears the expenses and salaries necessary and incidental thereto.
These expenses include, without limitation, expenses related to: the maintenance of the fund's books, records and procedures, including corporate secretary services; general accounting oversight; preparation of tax returns and reports; and, legal services provided by LIA or an affiliate of LIA.

LIA has retained Wilshire Associates Incorporated (Wilshire) and Milliman, Inc.
(Milliman) to provide consulting services to LIA realting to the funds. LIA pays consulting fees to such entities out of its advisory fees. Neither
Wilshire or Milliman has discretionary authority and cannot dtermine which securities the funds will purchase or sell.

Service marks. The service marks for the funds and the name "Lincoln" have been adopted by the funds with the permission of LNC, and their continued use is subject to the right of LNC to withdraw this permission in the event LIA should not be the investment adviser of the funds.

The Trust has retained the right to use the American Funds (Reg. TM) name in connection with the funds.

Fund Expenses. Expenses specifically assumed by each fund under its advisory agreement include, among others, compensation and expenses of the members of each fund's Board of Trustees who are not interested persons of the fund;
custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current contract owners.

Proxy Voting Policies and Procedures. The Board of Trustees has delegated to
LIA the responsibility for voting any proxies relating to portfolio securities held by any of the funds in accordance with the fund's proxy voting policies and procedures. The proxy voting policies and procedures for these funds are attached hereto as Appendix B.

Once the funds begin investment operations, information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling
800-4LINCOLN (454-6265); and (2) on the SEC's website at http://www.sec.gov.

Portfolio Managers
The following provides information regarding each portfolio manager's other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a fund. Each portfolio manager or team member is referred to in this section as a "portfolio manager."

Other Accounts Managed

The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of December 31, 2011.
TO BE UPDATED BY AMENDMENT.

                                                    Registered                    Other Pooled
                                               Investment Companies           Investment Vehicles
                                          ------------------------------ ------------------------------
                                           Number of   Total Assets* in   Number of   Total Assets* in
Portfolio Manager                           Accounts     the Accounts      Accounts     the Accounts
----------------------------------------- ----------- ------------------ ----------- ------------------
Lincoln Investment Advisors Corporation

                                                 Other Accounts
                                          -----------------------------
                                           Number of   Total Assets* in
Portfolio Manager                           Accounts     the Accounts
----------------------------------------- ----------- -----------------
Lincoln Investment Advisors Corporation

18

                                   Registered                        Other Pooled
                              Investment Companies               Investment Vehicles                  Other Accounts
                        --------------------------------   --------------------------------   -------------------------------
                         Number of     Total Assets* in     Number of     Total Assets* in     Number of     Total Assets* in
Portfolio Manager         Accounts       the Accounts        Accounts       the Accounts        Accounts       the Accounts
---------------------   -----------   ------------------   -----------   ------------------   -----------   -----------------
Kevin Adamson........       22              $4,500             0                 0                0                 $0
David Weiss..........       22              $4,500             0                 0                0                 $0

*in millions of dollars

Other Accounts Managed with Performance-Based Advisory Fees

The portfolio managers were not primarily responsible for any account with respect to which the advisory fee is based on the performance of the account.

Material Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account. Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for each such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account, or a Fund. Additionally, the management of multiple funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. The Manager has adopted procedures designed to allocate investments fairly across multiple funds and accounts.

Lincoln Investment Advisors Corporation

LIA manages the funds by investing at least 80% of all fund assets in other mutual funds, including exchange-traded funds (collectively, underlying funds), through a structure known as "fund of funds." Portfolio managers maintain an asset allocation strategy for each fund and make investment decisions for each fund based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to the fund.
Differences in the investment strategies or restrictions among the funds and other accounts may cause the portfolio managers to take action with respect to a fund that differs from the action taken with respect to another fund or account. For example, portfolio managers may invest in an underlying fund for one account while at the same time eliminating or reducing an investment in the same underlying fund for another account.

The portfolio managers may engage in cross-trades, in which one fund sells a particular security to another fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay. The mix of underlying funds purchased in one fund may perform better than the mix of underlying funds purchased for another fund.

The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts. It is the policy of LIA that all decisions concerning the selection of underlying funds be based solely on the best interests of each fund and its investors, and without regard to any revenue that LIA receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by LIA or any affiliate of LIA.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although LIA does not track the time a portfolio manager spends on a single fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the accounts for which he or she is responsible. LIA seeks to manage competing interest for the time and attention of portfolio managers.

LIA has adopted and implemented policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LIA's Code of Ethics.

Compensation Structures and Methods

Information regarding each portfolio manager's compensation is attached hereto as Appendix C.

Beneficial Interest of Portfolio Managers

As of the date hereof, no portfolio manager beneficially owned shares of any fund.

Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road,
Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated June 1,
2007. LFD is an affiliate of LIA,

                                                                              19

the funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each fund within the Trust at net asset value in a continuous offering to insurance company separate accounts or employer-sponsored products.
LFD will not retain underwriting commissions from the sale of fund shares.

Administration Agreement
The Trust has entered into an Administration Agreement with The Lincoln
National Life Insurance Company (Lincoln Life), pursuant to which Lincoln Life provides various administrative services necessary for the operation of the funds. These services include, among others: coordination of all service providers; providing personnel and office space; maintenance of each fund's books and records; general accounting monitoring and oversight; preparation of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating the filing of all materials with the SEC and other federal and state regulatory authorities.. The Trust will pay Lincoln Life a monthly fee which will be .01% of the average daily net assets of each Fund during the month and will reimburse Lincoln Life for the cost of legal services. Lincoln Life is affiliated with LFD and LIA.

Accounting Agreement
The Trust has entered into a fund accounting and financial administration services agreement (Accounting Agreement) with The Bank of New York Mellon
(BNYM), effective _______, 2011, pursuant to which BNYM provides certain accounting services for the funds. Services provided under the Accounting
Agreement include, among others, functions related to calculating the daily net asset values of each fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each fund pays BNYM $47,000, plus certain out-of-pocket expenses.

Code of Ethics
The Trust, LIA and LFD have each adopted a Code of Ethics pursuant to Rule
17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these
Codes of Ethics. Subject to certain limitations and procedures, these codes permit personnel that they cover, including employees of LIA and the sub-advisers (if applicable) who regularly have access to information about securities purchase for the funds, to invest in securities for their own accounts. This could include securities that may be purchased by funds. The codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the funds. The Trust's
Code of Ethics requires reporting to the Board of Trustees on material compliance violations.

Description of Shares
The Trust was organized as a Delaware statutory trust on February 1, 2003 and is registered with the SEC as an open-end, management investment company. The
Trust's Certificate of Trust is on file with the Secretary of State of
Delaware. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 64 funds organized as separate series of shares. The Agreement and Declaration of
Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.

Each fund currently offers two classes of shares: the Standard Class and the
Service Class. The two classes of shares are identical, except that Service
Class shares are subject to a distribution and service plan (Plan). The Plan allows each fund to pay distribution and service fees of up to 0.35% per year to those organizations that sell and distribute Service Class shares and provide services to Service Class shareholders and contract owners. The Plan for the Service Class is discussed in the "Rule 12b-1 Plan" section of this
SAI.

Each fund's shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this
SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter

20

unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual funds. In such matters, all shares of the Trust have equal voting rights.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office.
Shareholders may remove a Trustee by the affirmative vote of two-thirds of the
Trust's outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.

Control Persons and Principal Holders of Securities
Each fund sells its shares of beneficial interest directly or indirectly to certain life insurance companies (Insurance Companies) for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies (collectively,
Variable Contract). These Insurance Companies include, without limitation, (1)
The Lincoln National Life Insurance Company (Lincoln Life), an Indiana
insurance company, at 1300 South Clinton Street, Fort Wayne, IN 46802; (2)
Lincoln Life & Annuity Company of New York (Lincoln New York), a New York
insurance company, at 100 Madison Street, Suite 1860, Syracuse, NY 13202-2802;
and (3) unaffiliated insurance companies.

The Insurance Companies as record owners are entitled to be present and vote fund shares at any shareholder meeting. However, under the 1940 Act, the
Insurance Companies are required to vote the fund shares at shareholder meetings according to the instructions received from the contract owners of the
Variable Contract. Fund shares held in an Insurance Company separate account for which no timely instructions are received will, subject to fair representation requirements, be voted by the Insurance Company in the same proportion as the voting instructions which are received from all other contract owners participating in that separate account. As a result of this
"echo voting," the instructions of a small number of contract owners may determine the outcome of matters subject to shareholder vote. Please refer to the prospectus and SAI for your variable annuity or variable life contract for additional information on the voting of shares at fund shareholder meetings.

TO BE UPDATED BY AMENDMENT As of the date of this SAI, ___% of the outstanding shares of each class of shares of the funds is owned by __________, a/an
____________ corporation. ________ is a [wholly owned subsidiary] of
____________.

Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Service Class of shares of each fund. As previously noted, the Trust offers shares of beneficial interest to Insurance
Companies for allocation to certain of their Variable Contracts. The Trust may pay Insurance Companies or others, out of the assets of the Service Class, for activities primarily intended to sell Service Class sharesor a Variable
Contract offering Service Class. The Trust would pay each third party for these services pursuant to a written agreement with that third party.

Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders and contract owners or dealers and their representatives; and
other distribution-related expenses. Payments made under the Plan may also be used to pay insurance companies, dealers or others for, among other things:
service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust or a Variable Contract offering Service
Class may require; or maintaining customer accounts and records.

For the noted services, the Plan authorizes each Service Class of a fund to pay to Insurance Companies or others, a monthly fee (Plan Fee) not to exceed 0.35%
per annum of the average daily net asset value of the Service Class shares of such fund, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.35% for the funds. The Plan Fee may be adjusted by the Trust's Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.

No "interested person" or Independent Trustee of a fund had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.

The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each fund and contract owners of the Service Class of the fund. Each year, the Trustees must make this determination for the Plan to be continued.

                                                                              21

For the fiscal year ended December 31, 2011, there were no distribution related expenses paid by the Service Class shares of the fund because the fund had not yet commenced operations. For the fiscal year ended December 31, 2011, no distribution related expenses were paid by the Service Class under the Plan for compensation to broker-dealers and sales personnel or for printing and mailing of prospectuses because the fund had not yet commenced operations.

Revenue Sharing
LIA and its affiliates, including Lincoln Financial Distributors, Inc. ("LFD"), and/or the each of the fund's sub-advisers (if applicable) may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the funds, to affiliated or unaffiliated brokers, dealers or other financial intermediaries ("financial intermediaries") in connection with the sale or retention of fund shares or the sales of insurance products that contain the funds and/or shareholder servicing ("distribution assistance"). For example, LFD may pay additional compensation to financial intermediaries for various purposes, including, but not limited to, promoting the sale of fund shares and the products that include the fund shares; access to their registered representatives; sub-accounting, administrative or shareholder processing services; and marketing and education support. Such payments are in addition to any distribution fees, service fees and/or transfer agency fees that may be payable by the funds. The additional payments may be based on factors, including level of sales, the funds' advisory fees, some other agreed upon amount, or other measures as determined from time to time.

A significant purpose of these payments is to increase sales of the funds'
shares and the products that contain the funds. LIA and/or its affiliates may benefit from these payments of compensation to financial intermediaries through increased fees resulting from additional assets acquired through the sale of insurance products through such intermediaries.

Valuation of Portfolio Securities
A fund determines its net asset value per share by subtracting its liabilities
(including accrued expenses and dividends payable) from its total assets (the value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. In addition to the disclosure in the funds'
prospectus under the "Net Asset Value" section, the value of a fund's investments is determined as follows.

Options Trading. For those funds engaging in options trading, fund investments underlying call options will be valued as described previously. Options are valued at the last sale price or, if there has been no sale that day, at the mean of the last bid and asked price on the principal exchange where the option is traded, as of the close of trading on the NYSE. The fund's net asset value will be increased or decreased by the difference between the premiums received on writing options and the cost of liquidating those positions measured by the closing price of those options on the exchange where traded.

Futures Contracts and Options. For those funds buying and selling futures contracts and related options thereon, the futures contracts and options are valued at their daily settlement price.

Foreign Securities. For funds investing in foreign securities, the value of a foreign portfolio security held by a fund is determined based upon its closing price or upon the mean of the closing bid and asked prices on the foreign exchange or market on which it is traded and in the currency of that market, as of the close of the appropriate exchange. As of the close of business on the
NYSE, the fund's portfolio securities which are quoted in foreign currencies are converted into their U.S. dollar equivalents at the prevailing market rates, as computed by the custodian of the fund's assets.

However, trading on foreign exchanges may take place on dates or at times of day when the NYSE is not open; conversely, overseas trading may not take place on dates or at times of day when the NYSE is open. Any of these circumstances could affect the net asset value of fund shares on days when the investor has no access to the fund.

Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a fund's portfolio securities is in the best interests of fund shareholders. In accordance with these policies and procedures, fund management will make shareholders reports or other regulatory filings containing a fund's portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute a fund's shares, and affiliated persons of the fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.

Fund management may provide a fund's top-ten holdings immediately after each quarter-end to Lincoln Life and other insurance companies who include the funds in their products ("Insurance Companies"). All Insurance Companies that receive nonpublic portfolio holdings information must sign a confidentiality agreement agreeing to keep the nonpublic portfolio information strictly confidential and not to engage in trading on the basis of the information. The Insurance
Companies may include this information in marketing and other public materials
(including via website posting) 15 days after the end of the quarter.

22

Fund management will post all of the holdings for each fund to a publicly available website no earlier than 25 calendar days after quarter end. In addition, fund management may post all of the holdings for each fund no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings of such fund. At the time of the disclosure on the website, the portfolio holdings of these funds will be deemed public.

Fund management may also provide holdings information under a confidentiality agreement to third-party service providers, including but not limited to independent rating and ranking organizations, which conduct market analyses of the fund's portfolio holdings against benchmarks or securities market indices.
All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public. Fund management currently provides holdings information to Factset on a daily basis.

Fund management may provide, at any time, portfolio holdings information to:
(a) fund service providers and affiliates, such as the funds' investment adviser, custodian and independent registered public accounting firm, to the extent necessary to perform services for the funds; and (b) state and federal regulators and government agencies as required by law or judicial process.
These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.

The funds will disclose their portfolio holdings in public SEC filings. The
Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.

Neither the funds, the investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the funds'
portfolio holdings information.

Fund management is responsible for ensuring appropriate disclosure is made regarding these procedures in the funds' prospectus and/or SAI.

The Trust's Board of Trustees exercises oversight of these policies and procedures. In this regard, fund management will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of fund shareholders. The officers will consider any possible conflicts between the interest of fund shareholders, on the one hand, and those of the funds' investment adviser and other fund affiliates, on the other. Moreover, the funds' Chief Compliance Officer will address the operation of the funds' procedures in the annual compliance report to the board and will recommend any remedial changes to the procedures.

Purchase and Redemption Information
Shares of a fund may not be purchased or redeemed by individual investors directly but may be purchased or redeemed by such investors only through variable annuity contracts or variable life contracts offered by Lincoln Life,
LNY and other insurance companies. The offering price of the fund's shares is equal to its net asset value per share.

If conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a fund may make payment wholly or partly in securities or other investment instruments which may not constitute securities as such term is defined in the applicable securities laws. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

Custodian and Transfer Agent
All securities, cash and other similar assets of the funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh,
Pennsylvania 15258.

The custodian shall: receive and disburse money; receive and hold securities;
transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the funds proxies, proxy statements, etc.

Lincoln Life performs the dividend and transfer agent functions for the funds.

Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, Two Commerce Square, Suite
4000, 2001 Market Street, Philadelphia, PA 19103, to serve as the Independent
Registered Public Accounting Firm for the Trust. In addition to the audits of the financial statements of the funds, other services provided include review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit
Committee.

                                                                              23

Financial Statements
Because the funds are new and have no operating history, no financial statements are yet available. We will provide a copy of each fund's annual report, once available, on request and without charge. Either write The Lincoln
National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or
call: 1-800-4LINCOLN (454-6265).

Taxes
Each fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of
1986 (the Code). If a fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to the fund's principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies.

Each fund also intends to comply with diversification regulations under Section
817(h) of the Code, that apply to mutual funds underlying variable contracts.
Generally, a fund will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments.
For this purpose, securities of a given issuer are treated as one investment, but each U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

Failure by a fund to both qualify as a regulated investment company and satisfy the Section 817(h) diversification requirements would generally cause Variable
Contracts that include the fund as an underlying investment to lose their favorable tax status and require contract holders to include in ordinary income any income under the contracts for the current and all prior taxable years.
Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal
Revenue Service (IRS) based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a fund to qualify as a regulated investment company would also subject a fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

Since individual contract owners are generally not treated as shareholders of the funds, no discussion is included regarding the federal income tax consequences at the shareholder level.

The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the Internal Revenue Service (IRS). These
interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the funds. State and local taxes vary.

24

APPENDIX A

Bond and Commercial Paper Ratings
Certain of the funds' investment policies and restrictions include references to bond and commercial paper ratings. The following is a discussion of the rating categories of Moody's Investors Service, Inc. and Standard & Poor's
Corp.

Moody's Investors Service, Inc.

Aaa-Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa-Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca-Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Standard & Poor's Corp.

AAA-This is the highest rating assigned by Standard & Poor's Corp. to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA-Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A-Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB-Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for bonds in the A category and higher.

BB-B-CCC-CC-Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                                                              25

Moody's Investors Service, Inc.

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime 1-Highest Quality;

Prime 2-Higher Quality;

Prime 3-High Quality.

(The funds will not invest in commercial paper rated Prime 3).

Standard & Poor's Corp.

A Standard & Poor's Corp. commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The fund will invest in commercial paper rated in the A
Categories, as follows:

A-Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2, and 3 to indicate the relative degree of safety. (The funds will not invest in commercial paper rated A-3).

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

A-2 Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not overwhelming as for issues designated A-1.

26

APPENDIX B

Proxy Voting Procedures - Fund of Funds
Background
The Lincoln Variable Insurance Products Trust offers certain Fund of Funds.
Each Fund of Funds intends to invest substantially all of its assets in shares of the other Funds of the Trust and shares of other unaffiliated mutual funds
(each an "Underlying Fund"). Some Fund of Funds may also invest directly in equity and fixed income securities.

Procedures

To the extent that an Underlying Fund, whose shares are held by a Fund of
Funds, solicits a shareholder vote on any matter, the Fund of Funds shall vote such shares of the Underlying Fund in accordance with the following in the same proportion as the vote of all other holders of shares of such Underlying Fund.
This type of voting structure is commonly referred to as "mirror voting."

To the extent that the Fund of Funds directly invests in securities other than mutual funds, Lincoln Investment Advisors Corporation (the "Adviser") shall strive to vote proxies related to such securities in the best interests of the
Fund of Funds and the beneficial owners, the contract owners who own an interest in the Fund of Funds.

There may be situations where the Adviser may identify a conflict between the interests of the Fund shareholder, which is the Fund of Funds, and its beneficial owners, on the one hand, the interest of the Adviser, the Fund's principal underwriter, or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other hand. Nevertheless, in those situations, the Adviser will vote the proxies in the best interests of the
Fund's shareholder and its beneficial owners. In the event that the Adviser identifies a material conflict, the Adviser will notify the Chief Compliance
Officer of the Trust of the conflict, how the proxy vote was cast and the rationale for the vote.

                                                                              27

APPENDIX C

Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for the fund's portfolio manager as of the funds' fiscal year ended December 31, 2011:

Lincoln Investment Advisors Corporation (LIA)

The equity programs are designed to position LIA to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance.
Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager's compensation consists of the following:

BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager's individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.

ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.

                           PART C - OTHER INFORMATION

Item 28 - Exhibits

(a) Agreement and Declaration of Trust of Lincoln Variable Insurance Products
     Trust incorporated herein by reference to Post-Effective Amendment No. 13
(File No. 33-70742) filed on April 4, 2003.

(b) By-Laws of Lincoln Variable Insurance Products Trust, as amended, incorporated herein by reference to Post-Effective Amendment No. 66 (File
    No. 33-70742) filed on December 1, 2009.

(c) 1. By-Laws of Lincoln Variable Insurance Products Trust, as amended,
       Articles II, VII and VIII incorporated herein by reference to
       Post-Effective Amendment No. 66 (File No. 33-70742) filed on December 1,
       2009.

   2. Agreement and Declaration of Trust of Lincoln Variable Insurance
    Products Trust, Articles III, V, and VI incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on April 4,
    2003.

(d) Form of Investment Management Agreement between Lincoln Variable Insurance
    Products Trust and Lincoln Investment Advisors Corporation incorporated herein by reference to Post-Effective Amendment No. 98 (File No. 33-70742)
    filed on April 6, 2011.

(e) Principal Underwriting Agreement dated June 1, 2007, as amended, between
    Lincoln Variable Insurance Products Trust and Lincoln Financial
    Distributors, Inc. incorporated herein by reference to Post-Effective
    Amendment No. 59 (File No. 33-70742) filed on March 20, 2009.

(f) N/A

(g) Form of Mutual Fund Custody and Services Agreement by and between Lincoln
    Variable Insurance Products Trust and Mellon Bank, N.A. incorporated herein by reference to Post-Effective amendment No. 59 (File No. 33-70742)
    filed on March 20, 2009.

(h) 1. Form of Fund Accounting and Financial Administration Services Agreement
       between Lincoln Variable Insurance Products Trust and Mellon Bank, N.A.
       incorporated herein by reference to Post-Effective Amendment No. 50
       (File No. 33-70742) Filed on March 20, 2009.

   2. a. Fund Participation Agreement dated May 1, 2003, as amended, between
      The Lincoln National Life Insurance Company and Lincoln Variable
      Insurance Products Trust incorporated herein by reference to
      Post-Effective Amendment 21 File No. 333-68842) filed on Form N-14 on
     April 3, 2009.

     b. Form of Amendment to Fund Participation Agreement (Lincoln Life)
       incorporated herein by reference to Post-Effective Amendment No. 98
       (File No. 33-70742) filed on April 6, 2011.

   3. a. Fund Participation Agreement, as amended, between Lincoln Life &
      Annuity Company of New York and Lincoln Variable Insurance Products Trust
      Post-Effective Amendment No. 6 (333-145531) on Form N-4 on April 9, 2009.

     b. Form of Amendment to Fund Participation Agreement (Lincoln Life)
       incorporated herein by reference to Post-Effective Amendment No. 98
       (File No. 33-70742) filed on April 6, 2011.

   4. Form of Administration Agreement between Lincoln Variable Insurance
    Products Trust and The Lincoln National Life Insurance Company
    incorporated herein by reference to Post-Effective Amendment No. 98 (File
    No. 33-70742) filed on April 6, 2011.

   5. Form of Administrative Services Agreement between Capital Research and
    Management Company and Lincoln Investment Advisors Corporation
    incorporated herein by reference to Post-Effective Amendment No. 104 (File
    No. 33-70742) filed on April 12, 2011.

   6. Form of Fund Participation Agreement (Fund of Funds) dated July 30, 2010 between Lincoln Variable Insurance Products Trust, The Lincoln National
    Life Insurance Company, Lincoln Life & Annuity Company of New York,
    Lincoln Investment Advisors Corporation, American Funds Insurance Series,
    Capital Research and Management Company, and American Funds Service
    Company incorporated herein by reference to Post-Effective Amendment No.
    104 (File No. 33-70742) filed on April 12, 2011.

(i) 1. Opinion of Counsel dated April 4, 2003 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 19
       (File No. 33-70742) filed on April 5, 2006.

   2. Opinion of Counsel dated April 27, 2007 regarding issuance of shares incorporated herein by reference to Post-Effective Amendment No. 41 (File
    No. 33-70742) filed on April 15, 2008.

(j) 1. Power of Attorney (LVIP Trust) dated December 5, 2011 filed herein as
       Exhibit 28(j)(1).

   2. Consent of Independent Registered Public Accounting Firm incorporated herein by reference to Post-Effective Amendment No. 104 (File No.
    33-70742) filed on April 12, 2011.

(k) N/A

(l) N/A

(m) 1. Form of Service Class Distribution and Service Plan incorporated herein by reference to Post-Effective amendment No. 98 (File No. 33-70742)
       filed on April 6, 2011.

   2. Form of Distribution Services Agreement between Lincoln Variable
    Insurance Products Trust and Lincoln Financial Distributors, Inc.
    incorporated herein by reference to Post-Effective Amendment No. 98 (File
    No. 33-70742) filed on April 6, 2011.

(n) Form of Multiple Class Plan incorporated herein by reference to
    Post-Effective Amendment No. 98 (File No. 33-70742) filed on April 6,
    2011.

(o) N/A

(p) 1. Code of Ethics for Lincoln Variable Insurance Products Trust and Lincoln
       Investment Advisors Corporation dated September 12, 2011 filed herein as
       Exhibit 28(p)(1).

   2. Code of Ethics for Lincoln Financial Distributors, Inc. effective August
    2007 incorporated herein by reference to Post-Effective Amendment No. 42
    (File No. 33-70742) filed on April 18, 2008.

Item 29. Persons Controlled by or Under Common Control with Registrant

   A diagram of all persons under common control with the Registrant is incorporated by reference to an Initial Registration Statement filed on
   Form N-4 (File No. 333-177663) filed on November 2, 2011.

   See also "Purchase and Sale of Fund Shares" in the Prospectus disclosure forming Part A of this Registration Statement and "Control Persons and
   Principal Holders of Securities" in the Statement of Additional Information
   disclosure forming Part B of this Registration Statement. As of the date of this Post-Effective Amendment, the shareholders of the Trust are The Lincoln
   National Life Insurance Company for its Variable Annuity Accounts E, H and N;
   and for its Flexible Premium Variable Life Account Y; and Lincoln Life &
   Annuity Company of New York for its Variable Annuity Account H and N; and for
   its Flexible Premium Variable Life Account Y; and certain non-registered separate accounts of The Lincoln National Life Insurance Company and Lincoln
   Life & Annuity Company of New York. Certain "fund of funds" of the Trust may also invest in other of the Trust's series of funds.

     No persons are controlled by the Registrant.

Item 30. Indemnification

   As permitted by Sections 17(h) and 17(i) of the Investment Company Act of
   1940 and pursuant to Article VII, Section 2 of the Trust's Agreement and
   Declaration of Trust [Exhibit 28(a)(1) to the Registration Statement] and
   Article VI of the Trust's By-Laws [Exhibit 28(b) to the Registration
   Statement], officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware
   Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an
   Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the
   Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

   The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the
   Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

   Section 9 of the Investment Management Agreement [Exhibit 28(d)(1) to the
   Registration Statement] limits the liability of Lincoln Investment Advisors
   Corporation (LIAC or the "Adviser") to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Trust is a party also contain indemnification provisions.

                                      B-2

   The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and Other Connections of Investment Adviser

   Information pertaining to any business and other connections of
   Registrant's Adviser, LIAC, is hereby incorporated by reference from the sections captioned "Investment Adviser" in the Prospectus and Statement of
   Additional Information (SAI) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of
   LIAC's Form ADV filed separately with the Securities and Exchange
   Commission.

   Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser is incorporated by reference to
   Schedules A and D of the Adviser's Form ADV.

Item 32. Principal Underwriters

   (a) Lincoln Financial Distributors, Inc. (LFD) currently serves as
      Principal Underwriter for the Trust. LFD also serves as the Principal
      Underwriter for: Lincoln Variable Insurance Products Trust; Lincoln
      National Variable Annuity Account C; Lincoln Life Flexible Premium
      Variable Life Account D; Lincoln National Variable Annuity Account E;
      Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life
      Flexible Premium Variable Life Account G; Lincoln National Variable
      Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J;
      Lincoln Life Flexible Premium Variable Life Account K; Lincoln National
      Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life
      Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable
      Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R;
      Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life
      Variable Annuity Account T; Lincoln Life Variable Annuity Account W;
      Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life
      Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity
      Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life
      Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable
      Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account
      JF-C.

     Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln National Variable Annuity Account L; Lincoln Life & Annuity
     Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity
     Flexible Premium Variable Life Account M; LLANY Separate Account N for
     Variable Annuities; LLANY Account Q for Variable Annuities; LLANY Separate
     Account R for Flexible Premium Variable Life Insurance; and LLANY Separate
     Account S for Flexible Premium Variable Life Insurance.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
Anant Bhalla*              Senior Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel H. Schwartz*          Senior Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Thomas O'Neill*            Senior Vice President, Director and Chief Operating Officer
Linda E. Woodward***       Secretary

                * Principal Business address is Radnor Financial Center, 150 N.
   Radnor-Chester Road, Radnor PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

     *** Principal Business address is 1300 South Clinton Street, Ft. Wayne, IN
46802

     (c) n/a

Item 33. Location of Accounts and Records

   All accounts, books, and other documents required to be maintained by
   Section 31(a) of the Investment Company Act of 1940 and the Rules
   promulgated thereunder are maintained by the investment adviser, Lincoln
   Investment Advisors Corporation, One Granite Place, Concord, New Hampshire,
   03301 and 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust's
   administrator, The Lincoln National Life Insurance Company, 1300 South
   Clinton Street, Fort Wayne, Indiana 46802; the Trust's custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh,
   Pennsylvania 15258;. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust's accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950.

                                      B-3

Item 34. Management Services

     Not applicable.

Item 35. Undertakings

     Not applicable.

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant has duly caused this Post-Effective
Amendment No. 120 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of
Indiana on this 5th day of December, 2011.

      LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

      By:   /s/ Daniel R. Hayes
            ------------------------------------
            Daniel R. Hayes
            President

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in their capacities indicated on December 5, 2011.

Signature                        Title
/s/ Daniel R. Hayes              Chairman of the Board, President and Trustee
------------------------------
                                 (Principal Executive Officer)
Daniel R. Hayes
------------------------------
/s/ William P. Flory, Jr.        Chief Accounting Officer
------------------------------
                                 (Principal Accounting Officer and Principal Financial Officer)
William P. Flory, Jr.
*/s/ Michael D. Coughlin         Trustee
------------------------------
Michael D. Coughlin
*/s/ Nancy J. Frisby             Trustee
------------------------------
Nancy J. Frisby
*/s/ Elizabeth S. Hager          Trustee
------------------------------
Elizabeth S. Hager
*/s/ Gary D. Lemon               Trustee
------------------------------
Gary D. Lemon
*/s/ Thomas D. Rath              Trustee
------------------------------
Thomas D. Rath
*/s/ Kenneth G. Stella           Trustee
------------------------------
Kenneth G. Stella
*/s/ David H. Windley            Trustee
------------------------------
David H . Windley
*By: /s/ Jill R. Whitelaw        Attorney-in-Fact
 ---------------------------
  Jill R. Whitelaw

*Pursuant to Powers of Attorney filed with this Registration Statement.

                                      B-4

                                           LVIP PROTECTED AMERICAN FUND OF FUNDS

EXHIBIT
INDEX
28(j)(1)      Power of Attorney (Lincoln Advisors Trust)

28(p)(1)      Code of Ethics (LVIP)